Offerings	Apr. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2026
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Senior Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9994
Maximum Aggregate Offering Price	$ 499,700,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,504.07
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99746
Maximum Aggregate Offering Price	$ 498,730,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,355.56
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99565
Maximum Aggregate Offering Price	$ 497,825,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,217.01
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

(2)	Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate registration fee is payable with respect to any such guarantees.